Discontinued Operations (Details) - Schedule of operations of the discontinued Group - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operations of the Discontinued Group [Abstract]
Revenue	$ 214,346	$ 2,705,761	$ 9,453,309	$ 3,057,877
Cost of revenue	10,119	680,662	2,418,322	685,603
Gross profit	204,227	2,025,099	7,034,987	2,372,274
Research and development			1,807,068	379,943
Sales and marketing	171,753	1,184,979	4,166,545	1,399,908
General and administrative	4,032	648,101	472,479	248,578
Depreciation and amortization	24,507	511,947	2,212,438	560,599
Impairment of long-lived assets		31,420	22,811,310	29,196
Changes in fair value of contingent consideration			(4,016,194)
Interest expense			596	794
Loss from discontinued operations before income taxes	(115,398)	(740,962)	(20,419,255)	(246,744)
Income tax benefit			(12,919)	(1,500)
Net loss from discontinued operations, net of tax	$ 97,203	$ (740,962)	$ (20,432,174)	$ (248,244)